COMMITMENTS AND CONTINGENCIES - Office Lease and Legal Proceedings (Details)		12 Months Ended
	May 01, 2014 USD ($)	Dec. 31, 2016 USD ($) lawsuit
Lease term	7 years
Security deposit	$ 7,564
Rent payment grace period	5 months
Lease termination option available	42nd month of the lease
Minimum future lease payments, net of rent abatement
2017		$ 71,288
2018		74,540
2019		77,872
2020		81,336
2021		27,504
Total		$ 332,540
Period of notice for cancellation		30 days
District of Delaware
Legal Proceedings
Number of lawsuits | lawsuit		5
Central District of California
Legal Proceedings
Number of lawsuits | lawsuit		1
Eastern District of Michigan
Legal Proceedings
Number of lawsuits | lawsuit		1